Shareholders’ Equity (Details) - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Shareholders’ Equity [Abstract]
Common stock authorized	[1]	160,000,000	160,000,000
Common par value (in Dollars per share)	[1]	$ 0.000625	$ 0.000625
Ordinary share, shares issued	[1]	9,150,000	8,000,000
Share capital (in Dollars)		$ 5,719

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.